Details of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and deposits in bank	$ 54,964	$ 29,386
Time deposits	143,375	246,682
Repurchase agreements	3,503	0
Total cash and cash equivalents	201,842	276,068
Restricted cash	75,239	58,265
Total cash ,cash equivalents, and restricted cash	$ 277,081	$ 334,333	$ 368,990	$ 287,055